Deposits from the Central Bank and Deposits from credit institutions - By type and currency (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Type:
Financial instruments received as collateral	$ 68,252	$ 65,177
Cash collateral received	26,919	23,052
Total financial liabilities	1,477,724	1,644,023
Deposits from the Central Bank and credit institutions
Type:
Reciprocal accounts	13,373	9,418
Time deposits	5,471	5,538
Overnight deposits	26,164	23,826
Repurchase agreements	132,621	206,188
Other accounts	33,072	22,329
Cash collateral received	26,919
Others	6,153	22,329
Accrued interest	102	63
Total financial liabilities	210,803	267,362
Mexican peso | Deposits from the Central Bank and credit institutions
Type:
Total financial liabilities	177,336	239,831
US dollar | Deposits from the Central Bank and credit institutions
Type:
Total financial liabilities	33,424	27,494
Other currencies | Deposits from the Central Bank and credit institutions
Type:
Total financial liabilities	$ 43	$ 37